Provisions (Non-Current and Current) - Disclosure of Provision Related to Investment (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Total provisions	€ 17,455	€ 18,978	€ 22,672
Less current portion	(4,489)	(4,476)
Non-current portion	12,966	14,502
Provision for legal claims [member]
Disclosure of other provisions [line items]
Total provisions	10,469	10,926	13,008
Provision for tax claims [member]
Disclosure of other provisions [line items]
Total provisions	641	1,098	1,912
Provision for warranties [member]
Disclosure of other provisions [line items]
Total provisions	4,489	4,476	5,957
Termination indemnities for sales agents [member]
Disclosure of other provisions [line items]
Total provisions	1,197	1,141	1,196
Other provisions [member]
Disclosure of other provisions [line items]
Total provisions	€ 659	€ 1,337	€ 599